SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Weighted Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Loss (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding used in the calculation of basic net income (loss) attributable to Melco Resorts & Entertainment Limited per share	1,296,361,341	1,314,605,173	1,391,154,836
Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	3,069,573	0	0
Weighted average number of ordinary shares outstanding used in the calculation of diluted net income (loss) attributable to Melco Resorts & Entertainment Limited per share	1,299,430,914	1,314,605,173	1,391,154,836
Anti-dilutive share options and restricted shares excluded from the calculation of diluted net income (loss) attributable to Melco Resorts & Entertainment Limited per share	19,537,045	26,921,336	44,366,752